Note 6 - Stock-based Compensation Expense (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0	$ 10.98
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 451,023	$ 554,592
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	1 year 3 months 18 days	1 year 6 months
Prepaid Expense, Value of Stock Issued for Services During Period		$ 16,667